        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

                       Founders of
                     "America's First
                          Money Fund"

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                                      SEMI-ANNUAL REPORT

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                  INTERSTATE TAX-EXEMPT FUND

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1997
                                         (UNAUDITED)

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
ALABAMA -- .63%
 Decatur IDA for Scientific Manufacturing, 4.10% (a)..........................   2/1/2014          $  1,000         $   1,003,304
 Pell City IDA for General Signal Corporation, 4% (a).........................  10/1/2000             1,000             1,006,508

ARIZONA -- 5.43%
 Apache IDA for Tucson Electric Power Company, 3.85% (a)...................... 12/15/2018             8,800             8,815,073
 Apache IDA for Tucson Electric Power Company, 3.90% (a)...................... 12/15/2018             2,000             2,003,036
 Apache IDA for Tucson Electric Power Company, 4.05% (a)......................  10/1/2021             1,000             1,001,551
 Pima IDA PCR for Tucson Electric Project, 3.90% (a)..........................  10/1/2022             5,600             5,617,774

CALIFORNIA -- 5.68%
 California School District Cash Reserves Program Series A, 4.75%.............   7/2/1998             2,000             2,049,669
 Grand Terrace Community Redevelopment Agency, 4.10% (a)......................  12/1/2011             3,100             3,108,786
 Irvine Beach Public Facilities Bonds, 3.55% (a)..............................  11/1/2010               700               701,925
 Los Angeles USD TRAN, 4.50%..................................................  6/30/1998             4,900             5,010,149
 San Bernadino HFR Alta Park Project, 4.15% (a)...............................   5/1/2006             1,600             1,604,907
 San Francisco Bayside Village Series 85D, 3.95% (a)..........................  12/1/2005             3,700             3,724,112
 San Joaquin USD TRAN, 4.50%..................................................  1/15/1998             1,000             1,051,743
 San Jose Community Redevelopment Agency, 3.60% (a)...........................   7/1/2026               300               300,814
 Union City MHR for Skylark Apartments, 4.20% (a).............................  11/1/2007               700               701,118

COLORADO -- 2.09%
 Englewood HCF for SW Medical Professional Ltd. Series 85 Series 85, 4% (a)...  12/1/2010             2,000             2,005,479
 Jefferson County IDR for Kinder-Care Learning Centers Series C, 4% (a).......   2/1/2001             1,700             1,705,503
 Jefferson Country IDR for S.W. Medical Project Series 85, 4% (a).............  11/1/2010             2,350             2,356,438
 Wheat Ridge IDA for Pearse Electronics Inc. Project, 4.25% (a)...............   6/1/1999               625               638,275

CONNECTICUT -- .84%
 Connecticut Development Authority Health Care Revenue Bonds for Independent
   Living Project 1990 Series, 3.75% (a)......................................  5/15/2014             1,000             1,002,951
 Hartford Redevelopment Agency MHR for Underwood Towers, 3.75% (a)............   6/1/2020             1,700             1,704,760

DISTRICT OF COLUMBIA -- 1.65%
 Washington, DC Housing Finance Agency MHR for Chastleton Development Project,
   3.90% (a)..................................................................   7/1/1998             2,200             2,235,672
 Washington, DC HSG, 4.05% (a)................................................   7/1/2027             3,065             3,074,287

FLORIDA -- 2.13%
 Boca Raton IDA for Parking Garage Project, 4.325% (a)........................  12/1/2014             2,600             2,626,963
 Broward Country MHR for Welleby Apartment Project, 3.90% (a).................  12/1/2006               400               401,179
 Collier IDA for Retirement Housing Revenue Bonds, 3.90% (a)..................  12/1/2015               100               100,294
 Dade County IDA for Dolphin Stadium Project, 3.85% (a).......................   1/1/2016             2,800             2,808,293
 Dade County Hospital Revenue Bonds Project, 3.85% (a)........................   3/1/2025               100               100,274
 Duval County HFA for Lakes of Mayport Apartment Project, 3.90% (a)...........  12/1/2009               500               501,490
 Gulf Breeze Series 85 A Revenue Bonds, 4% (a)................................  12/1/2015               200               200,591
 University of North Florida HEF Capital Improvement Project, 3.90% (a).......  11/1/2024               100               100,298

GEORGIA -- 4.33%
 Clayton County DAI for Rivers Edge Development,3.95% (a).....................   8/1/2006             2,880             2,888,679
 Elbert County Industrial Building Authority Revenue Bonds for Seaboard Farms
   of Elberton, 4% (a)........................................................   7/1/2005             1,800             1,811,365
 Municipal Electric Authority, 4.05% (a)......................................   1/1/2026             9,200             9,227,877

IOWA -- 1.96%
 Buffalo IDA for Linwood Mining & Materials, 4.20% (a)........................   1/1/2000             1,165             1,169,022
 Iowa School Corp. Warrant Certificates Series A, 4.50%.......................  6/26/1998             5,000             5,116,510

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
ILLINOIS -- 2.15%
 Chicago O'Hare Airport for American Airlines, 3.85% (a)......................  12/1/2017          $  3,000         $   3,009,460
 Illinois HFC for Community Hospital, 3.90% (a)...............................  10/1/2015             1,400             1,409,005
 Illinois HFC for Northern Trust, 3.85% (a)...................................   1/1/2022               800               802,352
 Streamwood IDA for Olde Church Centre Project, 4.05% (a).....................  12/1/2014             1,685             1,690,207

INDIANA -- 4.31%
 Indianapolis Airport Custodial Receipts, 4% (a)..............................   7/1/2015             5,000             5,079,712
 Tippecanoe County PCR for Caterpillar Inc., 4% (a)...........................  11/1/2006             8,750             8,778,072

KANSAS -- 1.13%
 Ottawa IDA for Our Own Hardware Co., 4% (a)..................................  10/1/2004             3,630             3,641,676

KENTUCKY -- 3.30%
 Ohio County PCR for Big River Electric Corporation, 4.50% (a)................   6/1/2013             4,500             4,595,752
 Ohio County PCR for Big River Electric Corporation Project Series 1985, 4.50%
   (a)........................................................................  10/1/2015             6,000             6,020,589

LOUISIANA -- 1.23%
 Louisiana Public Facilities Authority W. Knighton Project, 3.80% (a).........   9/1/2025             1,000             1,002,732
 Louisiana Public Facilities Authority for College and University Equipment
   and Capital Facility Revenue Bonds Series 1985, 4% (a).....................   9/1/2010             2,950             2,958,236

MARYLAND -- 3.67%
 Anne Arundel County Industrial Refunding Revenue Bonds for Kinder-Care
   Learning Centers, 4% (a)...................................................   2/1/2001             2,260             2,267,316
 Baltimore IDA for Mayor and City Counsel Project, 4.25% (a)..................   8/1/2016             2,300             2,306,897
 Maryland HEF Pooled Loan Program Series 85A, 3.85% (a).......................   4/1/2035             5,000             5,015,808
 Maryland HEF Pooled Loan Program Series 1985A, 3.90% (a).....................   4/1/2035             1,500             1,504,467
 Montgomery County IDA for Info Systems and Network Corporation, 3.80% (a)....   4/1/2014               700               702,041

MASSACHUSETTS -- 5.47%
 Boston Water and Sewer Commission Revenue Bonds 1994 A, 3.65% (a)............  11/1/2024               300               300,851
 Cohasset BAN, 4.15%..........................................................  10/1/1998             2,000             2,018,181
 Massachusetts IFA for Governor Dummer Academy, 3.75% (a).....................   7/1/2026             1,300             1,303,296
 Massachusetts IFA for Eastern Nazarene College Series 97, 3.60% (a)..........  10/1/2027             1,000             1,002,466
 Massachusetts IFA for Quamco Series B, 3.60% (a).............................   9/1/2001               400               401,112
 Massachusetts IFA Water Resource Authority Series 1997, 3.65% (a)............   4/1/2028             1,000             1,002,801
 Natick Bans, 4.25%...........................................................   8/7/1998             5,000             5,078,410
 Watertown BAN, 4.25%.........................................................  5/13/1998             5,000             5,122,962
 Westfield BAN, 4.50%.........................................................   5/8/1998             1,300             1,335,338

MICHIGAN -- .16%
 Jackson EDC for Thrifty Leoni Inc. Project, 4.075% (a).......................  12/1/2014               500               504,875

MINNESOTA -- 2.96%
 Eagan MHR for Aspen Woods, 4.40% (a).........................................   1/1/2026             5,580             5,598,483
 New Brighton Industrial Development Refunding Revenue Bonds for Taylor
   Corporation Series 1988, 5.44% (a).........................................  11/1/1999               385               386,356
 New Hope Commercial Development Revenue Bonds for National Beauty Project
   Series 1994, 4.20% (a).....................................................   5/1/2010               775               777,614
 New Ulm Robert H. Bradley Project Series 1997, 4.20% (a).....................  10/1/2011             2,750             2,758,905

MISSOURI -- 2.11%
 Cole IDA for Modine Manufacturing Series 85, 4.15% (a).......................  12/1/2015             2,740             2,758,751
 Missouri State Environmental Improvement and Energy Resources Authority
   Pollution Control RAW Series A, 3.95% (a)..................................   6/1/2014             3,000             3,058,921
 St. Louis Industrial Development Refunding Revenue Bonds for Kinder-Care
   Learning Centers, 4% (a)...................................................   2/1/2001               965               968,124

MONTANA -- .20%
 Great Falls Commercial Development Revenue Bonds for Liberty Development
   Partners Project, 4.20% (a)................................................  12/1/2007               625               627,108

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
NEBRASKA -- 1.59%
 Nuckolls IDA for Agrex Inc. Project, 4.40%, (a)..............................   2/1/2015          $  5,100         $   5,118,255

NEVADA -- 1.25%
 Clark Unlimited Tax GOB Series A, 4.05% (a)..................................  10/1/2030             4,000             4,012,121

NEW JERSEY -- 5.02%
 East Rutherford BAN, 4.31%...................................................  1/23/1998             2,000             2,052,155
 Fairfield BAN, 4%............................................................ 12/17/1997             2,000             2,073,844
 New Jersey EDA for Volvo of America Corp., 4.378% (a)........................  12/1/2004             1,600             1,616,147
 New Jersey EDA PCR Series 95, 3.65% (a)......................................   9/1/2012               200               200,555
 New Jersey Sports Expo Authority Series 92C, 3.70% (a).......................   9/1/2024               100               100,881
 Rahway BAN, 4%............................................................... 12/23/1997             2,740             2,842,952
 Trenton Temp Notes, 4%....................................................... 12/18/1997             3,000             3,114,950
 Vernon Board of Education Temp Notes, 4%.....................................  1/16/1998             4,000             4,141,045

NEW MEXICO -- 3.12%
 Farmington PCR Public Service Co. of New Mexico for San Juan Project, 4.15%
   (a)........................................................................   4/1/2022            10,000            10,030,439

NEW YORK -- 8.63%
 Brentwood UFSD TAN, 4.25%....................................................  6/30/1998             4,000             4,074,817
 New York City GOB Series A, 3.85% (a)........................................   8/1/2023             4,700             4,712,120
 New York City GOB Series A7, 3.85% (a).......................................   8/1/2020             1,000             1,003,127
 New York City GOB Series A7, 3.85% (a).......................................   8/1/2021             1,700             1,705,317
 New York City GOB Series A10, 3.80% (a)......................................   8/1/2016             1,000             1,003,134
 New York City GOB Series E2, 3.85% (a).......................................   8/1/2021               400               401,251
 New York City GOB Series E5, 3.85% (a).......................................   8/1/2015               500               501,564
 New York City GOB Series E5, 3.85% (a).......................................   8/1/2017             1,000             1,003,127
 New York City GOB Series E6, 3.85% (a).......................................   8/1/2019             1,500             1,504,691
 North Hempstead G.O. BAN, 4.25%..............................................  2/26/1998             4,000             4,133,142
 North Hempstead G.O. Series 97B.............................................. 10/29/1998             3,487             3,505,630
 Syracuse BAN Series 96A, 3.90%............................................... 12/19/1997             4,000             4,148,591

NORTH CAROLINA -- 1.19%
 Mecklenburg IDA for Edgecomb Metals Co. Inc. Series 84, 3.95% (a)............  12/1/2009             3,800             3,835,849

NORTH DAKOTA -- .34%
 Minot IDR for Nash Finch Co. Project, 4.20% (a)..............................  12/1/2002             1,100             1,103,710

OHIO -- 6.16%
 Brunswick IDA for Kinder-Care Learning Centers Project Series A, 4% (a)......   6/1/2002               425               426,376
 Clermont County HFR for Mercy Health System 1996A, 3.85% (a).................  12/1/2021             1,000             1,002,940
 Columbus ERD Electric Systems Revenue Bonds, 3.70% (a).......................   9/1/2009             1,000             1,002,838
 Cuyahoga IDA for Allen Group Project, 3.90% (a)..............................  12/1/2015             1,000             1,002,730
 Cuyahoga HFR for Cleveland Clinic Foundation Series 1997, 3.85% (a)..........   1/1/2016             3,500             3,510,006
 Cuyahoga IDA for Edgecomb Metals Co., 3.95% (a)..............................   9/1/2009             1,000             1,009,419
 Franklin County IDR Bonds for Kinder-Care Learning Centers Project Series A,
   4% (a).....................................................................   6/1/2002             1,080             1,083,496
 Franklin County HFR for U.S. Health Corp. of Columbus Series 1996A, 3.90%
   (a)........................................................................  12/1/2021             3,700             3,710,923
 Montgomery IDA for Sister Chart Health Care, 3.90% (a).......................  5/15/2025             1,900             1,905,601
 Port Authority of Cincinnati and Hamilton County IDA for Kenwood Office
   Associates Project Series 1985, 3.90% (a)..................................   9/1/2025             2,000             2,006,249
 Sharonville IDA for Edgecomb Metals Inc., 3.85% (a)..........................  11/1/2009             1,610             1,615,132
 Toledo Special Obligation Assessment Notes, 3.90% (a)........................  12/1/1998             1,500             1,504,428

OREGON -- .62%
 Port of Portland IDR for Tyerson & Sons, 3.95% (a)........................... 11/01/2007             2,000             2,005,984

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
PENNSYLVANIA -- 7.27%
 Allegheny County for University of Pittsburgh Project Series 1985, 3.75%
   (a)........................................................................   7/1/2015          $    900         $     905,500
 Allegheny County IDA for Longwood at Oakmont, 3.85% (a)......................   7/1/2027               400               401,162
 Allegheny County HCF for St. Francis Health System, 4.05% (a)................  11/1/2027             1,000             1,001,997
 Berks County TRAN, 4.375%.................................................... 12/31/1997             2,500             2,601,497
 Bucks County IDA for Edgecomb Metals Co. Inc., 3.85% (a).....................  10/1/2009               530               533,371
 Chartier Valley Industrial and Commercial Development Authority Revenue Bonds
   for 1133 Penn Associates Project Series A, 4% (a)..........................   8/1/2007             1,564             1,568,679
 Clarion County Industrial Development Authority Special Development Revenue
   Bonds for Meritcare Project Series A, 4% (a)...............................  12/1/2012             2,100             2,106,283
 Delaware Valley Finance Authority Series 85, 3.75% (a).......................  12/1/2020             1,400             1,404,123
 Delaware Valley PCR for Peco Energy Corporation, 3.70%.......................  12/5/1997               700               703,193
 Delaware Valley PCR for Philadelphia Electric Co., 3.75% (a).................   8/1/2016               400               401,142
 Emmaus General Authority Local Government Revenue Bonds, 3.95% (a)...........   3/1/2024             2,400             2,407,279
 Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.85% (a).................   1/1/2024             1,000             1,002,940
 Pennsylvania COP, 4.25%......................................................   7/1/1998             1,000             1,018,631
 Philadelphia HEF for Kings College, 4.50% (a)................................  11/1/1998             3,800             3,826,275
 Philadelphia School District TRAN, 4.50%.....................................  6/30/1998             2,000             2,043,036
 Philadelphia TRAN, 4.50%.....................................................  6/30/1998             1,000             1,021,710
 Philadelphia Hospital Authority for Children's Hospital, 3.80% (a)...........   3/1/2027               400               401,160

PUERTO RICO -- .06%
 Puerto Rico Electric Power Authority Series 11, 3.80% (a)....................   7/1/2022               200               203,896

TENNESSEE -- .31%
 Chattanooga IDA for Baylor School Project, 3.95% (a).........................  11/1/2016             1,000             1,003,200

TEXAS -- 2.69%
 University of Texas Permanent Fund, 3.80%....................................  12/4/1997             1,520             1,522,848
 North Central HEF for YMCA for Metro Dallas, 3.95% (a).......................   6/1/2021             4,400             4,413,272
 Texas Small Business Facility for Public Capital Access Program, 4.05% (a)...   7/1/2026             2,700             2,707,634

UTAH -- 1.86%
 Salt Lake City Parkview Plaza Project, 4.01% (a).............................  12/1/2014             5,975             5,991,712

VIRGINIA -- 4.05%
 Fairfax IDR for Kinder-Care Learning Centers Series E, 4% (a)................  10/1/1999             4,875             4,890,780
 Roanoke IDA for Carilion Health System, 3.75% (a)............................   7/1/2027             4,300             4,312,529
 Virginia HFR for AHC Service, 4.05% (a)......................................   9/1/2017             3,800             3,812,285

WASHINGTON -- 1.00%
 Port of Seattle DAI for Douglas Management Corporation, 4.05% (a)............  12/1/2005             3,200             3,209,644

WISCONSIN -- 2.87%
 Green Bay IDA for St. Mary Cement Company Ltd., 4.05% (a)....................  11/1/2000             4,000             4,011,233
 Mukwonago School District TRAN, 4.12%........................................  8/28/1998             5,150             5,213,683
                                                                                                                   --------------
Total Interstate Fund Investments (99.46%) (Cost $317,105,442)................                                        319,631,775
Other assets, less liabilities (.54%).........................................                                          1,731,457
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 321,363,232 shares of beneficial interest of $.001 par
 value outstanding............................................................                                      $ 321,363,232
                                                                                                                    =============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

SECURITY TYPE ABBREVIATIONS:

BAN  -- Bond Anticipation Notes
DAI -- Development Authority Industrial Development Refunding Bonds EDA -- Economic Development Authority Revenue Bonds
EDC  -- Economic Development Corporation
ERD  -- Energy Research and Development Authority
GOB  -- General Obligation Bonds
HCF  -- Health Care Facility
HCS  -- Health Care Systems, Inc
HEF  -- Health and Educational Facilities Revenue Bonds
HFA  -- Health Facilities Authority Revenue Bonds
HFR  -- Hospital Facilities Revenue Bonds
IDA  -- Industrial Development Authority Revenue Bonds
IDB  -- Industrial Development Board Revenue Bonds
IDR  -- Industrial Development Agency Revenue Bonds
IFA  -- Industrial Finance Agency Revenue Bonds
MHR  -- Multifamily Housing Revenue Bonds
PCR  -- Pollution Control Revenue Bonds
TRAN -- Tax & Revenue Anticipation Notes
RAN  -- Revenue Anticipation Notes
RAW  -- Revenue Anticipation Warrants
USD  -- Unified School District Bonds

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                            STATEMENT OF OPERATIONS

                SIX MONTHS ENDED NOVEMBER 30, 1997--(UNAUDITED)

INTEREST INCOME (Note 1).......................................................................   $6,381,803
                                                                                                  ----------
EXPENSES (Note 2)
  Management fee...............................................................................      850,534
  Shareholder servicing, administration and general office expenses............................      347,490
  Distribution assistance (Note 3).............................................................      322,119
  Equipment expense............................................................................       47,698
  Professional fees............................................................................       42,991
  Occupancy costs..............................................................................        1,942
  Stationery, printing and supplies............................................................       34,131
  Trustee fees.................................................................................        3,067
  Other expenses...............................................................................       60,894
                                                                                                  ----------
    Total Expenses.............................................................................    1,710,866
                                                                                                  ----------
NET INVESTMENT INCOME..........................................................................   $4,670,937
                                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

              RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND ("TRUST")

                STATEMENT OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                             SIX MONTHS ENDED        YEAR ENDED
                                                                             NOVEMBER 30, 1997      MAY 31, 1997
                                                                             -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends (Note 1)......     $ ( 4,670,937)      $    ( 7,762,495)
                                                                                ------------         --------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from sale of shares......................................       804,289,894          1,254,673,650
    Net asset value of shares issued on reinvestment of dividends.........         4,670,937              7,762,495
                                                                                ------------         --------------
      Subtotal............................................................       808,960,831          1,262,436,145
    Cost of shares redeemed...............................................      (793,749,465)        (1,248,351,729)
                                                                                ------------         --------------
    Increase in net assets derived from capital share transactions........        15,211,366             14,084,416
NET ASSETS:
  Beginning of period.....................................................       306,151,866            292,067,450
                                                                                ------------         --------------
  End of period...........................................................     $ 321,363,232       $    306,151,866
                                                                                ============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------
   The Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.
   A. The Trust's shares of beneficial interest authorized are unlimited and divided into seven series, Interstate, Connecticut, Massachusetts, California, Florida, New Jersey and Pennsylvania Funds. These financial statements and notes apply only to the Interstate Fund ("Fund").
   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trust uses amortized cost to value the Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity, irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Trust may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.
   C. It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.
   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.
   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.
   F. The Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------
   Reserve Management Company, Inc. ("RMCI") manages the Interstate portfolio's investments, as well as the investments of the Connecticut, Florida, Massachusetts, California, New Jersey and Pennsylvania Funds of the Reserve Tax-Exempt Trust, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of the average daily closing net assets of each Fund. Also, under the current Service Agreement, RMCI was reimbursed $538,213 during the six months ended November 30, 1997 for expenditures made on

              RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND ("TRUST") behalf of the Fund for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Fund's business. At November 30, 1997, the Fund had accrued expenses of $24,823 due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Distribution Plan, the Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

4. INVESTMENT CONCENTRATION:
  -------------------------

   The Interstate Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations primarily consisting of issuers of various states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 74.03% of the Interstate Funds investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

5. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

6. COMPONENTS OF NET ASSETS:
  ---------------------------

   At 11/30/97, the Interstate Fund's net assets consisted of $321,363 par-value and $321,041,869 paid-in-capital.

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Interstate Fund are exempt interest dividends for Federal tax purposes.

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                                      SIX MONTHS
                                        ENDED                                 FISCAL YEARS ENDED MAY 31,
                                     NOVEMBER 30,    ----------------------------------------------------------------------------
         INTERSTATE FUND                 1997            1997            1996            1995            1994            1993
----------------------------------   ------------    ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of
  period..........................     $ 1.0000        $   1.0000      $   1.0000      $   1.0000      $   1.0000      $   1.0000
                                        -------           -------         -------         -------         -------         -------
Income from investment
  operations......................        .0189             .0361           .0390           .0368           .0268           .0312
Expenses..........................        .0051             .0105           .0105           .0103           .0103           .0104
                                        -------           -------         -------         -------         -------         -------
Net investment income (1).........        .0138             .0256           .0285           .0265           .0165           .0208
Dividends from net investment
  income (1)......................       (.0138)           (.0256)         (.0285)         (.0265)         (.0165)         (.0208)
                                        -------           -------         -------         -------         -------         -------
Net asset value, end of period....     $ 1.0000        $   1.0000      $   1.0000      $   1.0000      $   1.0000      $   1.0000
                                        =======           =======         =======         =======         =======         =======
Total return......................         2.77%(2)          2.56%           2.85%           2.65%           1.65%           2.08%

     RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of
  period..........................      321,363           306,152         292,067         315,232         352,594         366,383
Ratio of expenses to average net
  assets..........................         1.01%(2)          1.04%           1.04%           1.00%           1.02%           1.03%
Ratio of net investment income to
  average net assets..............         2.75%(2)          2.52%           2.80%           2.59%           1.63%           2.06%

---------------
(1) Based on compounding of daily dividend. Not indicative of future results.
(2) Annualized.

     American Express Money Market Account
     is a cash management service offered by The
     Reserve Funds through American Enterprise
     Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

     AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
     A subsidiary of American Express Financial Corporation

     IDS Tower 10
     Minneapolis, Minnesota 55440

     This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

     Distributor -- Resrv Partners, Inc.

     (C) 1998 American Express Financial Corporation
     All rights reserved.
                                                        [LOGO]

                                                   AMERICAN EXPRESS
                                                     MONEY MARKET
                                                       ACCOUNTS
                                                      OFFERED BY
                                                  THE RESERVE FUNDS

                                                   SEMI-ANNUAL REPORT

                                             INTERSTATE TAX-EXEMPT FUND

                                              FOR THE SIX MONTHS ENDED
                                                  NOVEMBER 30, 1997
                                                     (UNAUDITED)


                                                        [LOGO]

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
ALABAMA -- .63%
 Decatur IDA for Scientific Manufacturing, 4.10% (a)..........................   2/1/2014          $  1,000         $   1,003,304
 Pell City IDA for General Signal Corporation, 4% (a).........................  10/1/2000             1,000             1,006,508

ARIZONA -- 5.43%
 Apache IDA for Tucson Electric Power Company, 3.85% (a)...................... 12/15/2018             8,800             8,815,073
 Apache IDA for Tucson Electric Power Company, 3.90% (a)...................... 12/15/2018             2,000             2,003,036
 Apache IDA for Tucson Electric Power Company, 4.05% (a)......................  10/1/2021             1,000             1,001,551
 Pima IDA PCR for Tucson Electric Project, 3.90% (a)..........................  10/1/2022             5,600             5,617,774

CALIFORNIA -- 5.68%
 California School District Cash Reserves Program Series A, 4.75%.............   7/2/1998             2,000             2,049,669
 Grand Terrace Community Redevelopment Agency, 4.10% (a)......................  12/1/2011             3,100             3,108,786
 Irvine Beach Public Facilities Bonds, 3.55% (a)..............................  11/1/2010               700               701,925
 Los Angeles USD TRAN, 4.50%..................................................  6/30/1998             4,900             5,010,149
 San Bernadino HFR Alta Park Project, 4.15% (a)...............................   5/1/2006             1,600             1,604,907
 San Francisco Bayside Village Series 85D, 3.95% (a)..........................  12/1/2005             3,700             3,724,112
 San Joaquin USD TRAN, 4.50%..................................................  1/15/1998             1,000             1,051,743
 San Jose Community Redevelopment Agency, 3.60% (a)...........................   7/1/2026               300               300,814
 Union City MHR for Skylark Apartments, 4.20% (a).............................  11/1/2007               700               701,118

COLORADO -- 2.09%
 Englewood HCF for SW Medical Professional Ltd. Series 85 Series 85, 4% (a)...  12/1/2010             2,000             2,005,479
 Jefferson County IDR for Kinder-Care Learning Centers Series C, 4% (a).......   2/1/2001             1,700             1,705,503
 Jefferson Country IDR for S.W. Medical Project Series 85, 4% (a).............  11/1/2010             2,350             2,356,438
 Wheat Ridge IDA for Pearse Electronics Inc. Project, 4.25% (a)...............   6/1/1999               625               638,275

CONNECTICUT -- .84%
 Connecticut Development Authority Health Care Revenue Bonds for Independent
   Living Project 1990 Series, 3.75% (a)......................................  5/15/2014             1,000             1,002,951
 Hartford Redevelopment Agency MHR for Underwood Towers, 3.75% (a)............   6/1/2020             1,700             1,704,760

DISTRICT OF COLUMBIA -- 1.65%
 Washington, DC Housing Finance Agency MHR for Chastleton Development Project,
   3.90% (a)..................................................................   7/1/1998             2,200             2,235,672
 Washington, DC HSG, 4.05% (a)................................................   7/1/2027             3,065             3,074,287

FLORIDA -- 2.13%
 Boca Raton IDA for Parking Garage Project, 4.325% (a)........................  12/1/2014             2,600             2,626,963
 Broward Country MHR for Welleby Apartment Project, 3.90% (a).................  12/1/2006               400               401,179
 Collier IDA for Retirement Housing Revenue Bonds, 3.90% (a)..................  12/1/2015               100               100,294
 Dade County IDA for Dolphin Stadium Project, 3.85% (a).......................   1/1/2016             2,800             2,808,293
 Dade County Hospital Revenue Bonds Project, 3.85% (a)........................   3/1/2025               100               100,274
 Duval County HFA for Lakes of Mayport Apartment Project, 3.90% (a)...........  12/1/2009               500               501,490
 Gulf Breeze Series 85 A Revenue Bonds, 4% (a)................................  12/1/2015               200               200,591
 University of North Florida HEF Capital Improvement Project, 3.90% (a).......  11/1/2024               100               100,298

GEORGIA -- 4.33%
 Clayton County DAI for Rivers Edge Development,3.95% (a).....................   8/1/2006             2,880             2,888,679
 Elbert County Industrial Building Authority Revenue Bonds for Seaboard Farms
   of Elberton, 4% (a)........................................................   7/1/2005             1,800             1,811,365
 Municipal Electric Authority, 4.05% (a)......................................   1/1/2026             9,200             9,227,877

IOWA -- 1.96%
 Buffalo IDA for Linwood Mining & Materials, 4.20% (a)........................   1/1/2000             1,165             1,169,022
 Iowa School Corp. Warrant Certificates Series A, 4.50%.......................  6/26/1998             5,000             5,116,510

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
ILLINOIS -- 2.15%
 Chicago O'Hare Airport for American Airlines, 3.85% (a)......................  12/1/2017          $  3,000         $   3,009,460
 Illinois HFC for Community Hospital, 3.90% (a)...............................  10/1/2015             1,400             1,409,005
 Illinois HFC for Northern Trust, 3.85% (a)...................................   1/1/2022               800               802,352
 Streamwood IDA for Olde Church Centre Project, 4.05% (a).....................  12/1/2014             1,685             1,690,207

INDIANA -- 4.31%
 Indianapolis Airport Custodial Receipts, 4% (a)..............................   7/1/2015             5,000             5,079,712
 Tippecanoe County PCR for Caterpillar Inc., 4% (a)...........................  11/1/2006             8,750             8,778,072

KANSAS -- 1.13%
 Ottawa IDA for Our Own Hardware Co., 4% (a)..................................  10/1/2004             3,630             3,641,676

KENTUCKY -- 3.30%
 Ohio County PCR for Big River Electric Corporation, 4.50% (a)................   6/1/2013             4,500             4,595,752
 Ohio County PCR for Big River Electric Corporation Project Series 1985, 4.50%
   (a)........................................................................  10/1/2015             6,000             6,020,589

LOUISIANA -- 1.23%
 Louisiana Public Facilities Authority W. Knighton Project, 3.80% (a).........   9/1/2025             1,000             1,002,732
 Louisiana Public Facilities Authority for College and University Equipment
   and Capital Facility Revenue Bonds Series 1985, 4% (a).....................   9/1/2010             2,950             2,958,236

MARYLAND -- 3.67%
 Anne Arundel County Industrial Refunding Revenue Bonds for Kinder-Care
   Learning Centers, 4% (a)...................................................   2/1/2001             2,260             2,267,316
 Baltimore IDA for Mayor and City Counsel Project, 4.25% (a)..................   8/1/2016             2,300             2,306,897
 Maryland HEF Pooled Loan Program Series 85A, 3.85% (a).......................   4/1/2035             5,000             5,015,808
 Maryland HEF Pooled Loan Program Series 1985A, 3.90% (a).....................   4/1/2035             1,500             1,504,467
 Montgomery County IDA for Info Systems and Network Corporation, 3.80% (a)....   4/1/2014               700               702,041

MASSACHUSETTS -- 5.47%
 Boston Water and Sewer Commission Revenue Bonds 1994 A, 3.65% (a)............  11/1/2024               300               300,851
 Cohasset BAN, 4.15%..........................................................  10/1/1998             2,000             2,018,181
 Massachusetts IFA for Governor Dummer Academy, 3.75% (a).....................   7/1/2026             1,300             1,303,296
 Massachusetts IFA for Eastern Nazarene College Series 97, 3.60% (a)..........  10/1/2027             1,000             1,002,466
 Massachusetts IFA for Quamco Series B, 3.60% (a).............................   9/1/2001               400               401,112
 Massachusetts IFA Water Resource Authority Series 1997, 3.65% (a)............   4/1/2028             1,000             1,002,801
 Natick Bans, 4.25%...........................................................   8/7/1998             5,000             5,078,410
 Watertown BAN, 4.25%.........................................................  5/13/1998             5,000             5,122,962
 Westfield BAN, 4.50%.........................................................   5/8/1998             1,300             1,335,338

MICHIGAN -- .16%
 Jackson EDC for Thrifty Leoni Inc. Project, 4.075% (a).......................  12/1/2014               500               504,875

MINNESOTA -- 2.96%
 Eagan MHR for Aspen Woods, 4.40% (a).........................................   1/1/2026             5,580             5,598,483
 New Brighton Industrial Development Refunding Revenue Bonds for Taylor
   Corporation Series 1988, 5.44% (a).........................................  11/1/1999               385               386,356
 New Hope Commercial Development Revenue Bonds for National Beauty Project
   Series 1994, 4.20% (a).....................................................   5/1/2010               775               777,614
 New Ulm Robert H. Bradley Project Series 1997, 4.20% (a).....................  10/1/2011             2,750             2,758,905

MISSOURI -- 2.11%
 Cole IDA for Modine Manufacturing Series 85, 4.15% (a).......................  12/1/2015             2,740             2,758,751
 Missouri State Environmental Improvement and Energy Resources Authority
   Pollution Control RAW Series A, 3.95% (a)..................................   6/1/2014             3,000             3,058,921
 St. Louis Industrial Development Refunding Revenue Bonds for Kinder-Care
   Learning Centers, 4% (a)...................................................   2/1/2001               965               968,124

MONTANA -- .20%
 Great Falls Commercial Development Revenue Bonds for Liberty Development
   Partners Project, 4.20% (a)................................................  12/1/2007               625               627,108

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
NEBRASKA -- 1.59%
 Nuckolls IDA for Agrex Inc. Project, 4.40%, (a)..............................   2/1/2015          $  5,100         $   5,118,255

NEVADA -- 1.25%
 Clark Unlimited Tax GOB Series A, 4.05% (a)..................................  10/1/2030             4,000             4,012,121

NEW JERSEY -- 5.02%
 East Rutherford BAN, 4.31%...................................................  1/23/1998             2,000             2,052,155
 Fairfield BAN, 4%............................................................ 12/17/1997             2,000             2,073,844
 New Jersey EDA for Volvo of America Corp., 4.378% (a)........................  12/1/2004             1,600             1,616,147
 New Jersey EDA PCR Series 95, 3.65% (a)......................................   9/1/2012               200               200,555
 New Jersey Sports Expo Authority Series 92C, 3.70% (a).......................   9/1/2024               100               100,881
 Rahway BAN, 4%............................................................... 12/23/1997             2,740             2,842,952
 Trenton Temp Notes, 4%....................................................... 12/18/1997             3,000             3,114,950
 Vernon Board of Education Temp Notes, 4%.....................................  1/16/1998             4,000             4,141,045

NEW MEXICO -- 3.12%
 Farmington PCR Public Service Co. of New Mexico for San Juan Project, 4.15%
   (a)........................................................................   4/1/2022            10,000            10,030,439

NEW YORK -- 8.63%
 Brentwood UFSD TAN, 4.25%....................................................  6/30/1998             4,000             4,074,817
 New York City GOB Series A, 3.85% (a)........................................   8/1/2023             4,700             4,712,120
 New York City GOB Series A7, 3.85% (a).......................................   8/1/2020             1,000             1,003,127
 New York City GOB Series A7, 3.85% (a).......................................   8/1/2021             1,700             1,705,317
 New York City GOB Series A10, 3.80% (a)......................................   8/1/2016             1,000             1,003,134
 New York City GOB Series E2, 3.85% (a).......................................   8/1/2021               400               401,251
 New York City GOB Series E5, 3.85% (a).......................................   8/1/2015               500               501,564
 New York City GOB Series E5, 3.85% (a).......................................   8/1/2017             1,000             1,003,127
 New York City GOB Series E6, 3.85% (a).......................................   8/1/2019             1,500             1,504,691
 North Hempstead G.O. BAN, 4.25%..............................................  2/26/1998             4,000             4,133,142
 North Hempstead G.O. Series 97B.............................................. 10/29/1998             3,487             3,505,630
 Syracuse BAN Series 96A, 3.90%............................................... 12/19/1997             4,000             4,148,591

NORTH CAROLINA -- 1.19%
 Mecklenburg IDA for Edgecomb Metals Co. Inc. Series 84, 3.95% (a)............  12/1/2009             3,800             3,835,849

NORTH DAKOTA -- .34%
 Minot IDR for Nash Finch Co. Project, 4.20% (a)..............................  12/1/2002             1,100             1,103,710

OHIO -- 6.16%
 Brunswick IDA for Kinder-Care Learning Centers Project Series A, 4% (a)......   6/1/2002               425               426,376
 Clermont County HFR for Mercy Health System 1996A, 3.85% (a).................  12/1/2021             1,000             1,002,940
 Columbus ERD Electric Systems Revenue Bonds, 3.70% (a).......................   9/1/2009             1,000             1,002,838
 Cuyahoga IDA for Allen Group Project, 3.90% (a)..............................  12/1/2015             1,000             1,002,730
 Cuyahoga HFR for Cleveland Clinic Foundation Series 1997, 3.85% (a)..........   1/1/2016             3,500             3,510,006
 Cuyahoga IDA for Edgecomb Metals Co., 3.95% (a)..............................   9/1/2009             1,000             1,009,419
 Franklin County IDR Bonds for Kinder-Care Learning Centers Project Series A,
   4% (a).....................................................................   6/1/2002             1,080             1,083,496
 Franklin County HFR for U.S. Health Corp. of Columbus Series 1996A, 3.90%
   (a)........................................................................  12/1/2021             3,700             3,710,923
 Montgomery IDA for Sister Chart Health Care, 3.90% (a).......................  5/15/2025             1,900             1,905,601
 Port Authority of Cincinnati and Hamilton County IDA for Kenwood Office
   Associates Project Series 1985, 3.90% (a)..................................   9/1/2025             2,000             2,006,249
 Sharonville IDA for Edgecomb Metals Inc., 3.85% (a)..........................  11/1/2009             1,610             1,615,132
 Toledo Special Obligation Assessment Notes, 3.90% (a)........................  12/1/1998             1,500             1,504,428

OREGON -- .62%
 Port of Portland IDR for Tyerson & Sons, 3.95% (a)........................... 11/01/2007             2,000             2,005,984

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                                                                                                  PRINCIPAL
                                                                                MATURITY            AMOUNT             VALUE
                           DESCRIPTION OF SECURITY                                DATE          (IN THOUSANDS)        (NOTE 1)
------------------------------------------------------------------------------ ----------       --------------     --------------
PENNSYLVANIA -- 7.27%
 Allegheny County for University of Pittsburgh Project Series 1985, 3.75%
   (a)........................................................................   7/1/2015          $    900         $     905,500
 Allegheny County IDA for Longwood at Oakmont, 3.85% (a)......................   7/1/2027               400               401,162
 Allegheny County HCF for St. Francis Health System, 4.05% (a)................  11/1/2027             1,000             1,001,997
 Berks County TRAN, 4.375%.................................................... 12/31/1997             2,500             2,601,497
 Bucks County IDA for Edgecomb Metals Co. Inc., 3.85% (a).....................  10/1/2009               530               533,371
 Chartier Valley Industrial and Commercial Development Authority Revenue Bonds
   for 1133 Penn Associates Project Series A, 4% (a)..........................   8/1/2007             1,564             1,568,679
 Clarion County Industrial Development Authority Special Development Revenue
   Bonds for Meritcare Project Series A, 4% (a)...............................  12/1/2012             2,100             2,106,283
 Delaware Valley Finance Authority Series 85, 3.75% (a).......................  12/1/2020             1,400             1,404,123
 Delaware Valley PCR for Peco Energy Corporation, 3.70%.......................  12/5/1997               700               703,193
 Delaware Valley PCR for Philadelphia Electric Co., 3.75% (a).................   8/1/2016               400               401,142
 Emmaus General Authority Local Government Revenue Bonds, 3.95% (a)...........   3/1/2024             2,400             2,407,279
 Northeastern HEF Wyoming Valley HCS Revenue Bonds, 3.85% (a).................   1/1/2024             1,000             1,002,940
 Pennsylvania COP, 4.25%......................................................   7/1/1998             1,000             1,018,631
 Philadelphia HEF for Kings College, 4.50% (a)................................  11/1/1998             3,800             3,826,275
 Philadelphia School District TRAN, 4.50%.....................................  6/30/1998             2,000             2,043,036
 Philadelphia TRAN, 4.50%.....................................................  6/30/1998             1,000             1,021,710
 Philadelphia Hospital Authority for Children's Hospital, 3.80% (a)...........   3/1/2027               400               401,160

PUERTO RICO -- .06%
 Puerto Rico Electric Power Authority Series 11, 3.80% (a)....................   7/1/2022               200               203,896

TENNESSEE -- .31%
 Chattanooga IDA for Baylor School Project, 3.95% (a).........................  11/1/2016             1,000             1,003,200

TEXAS -- 2.69%
 University of Texas Permanent Fund, 3.80%....................................  12/4/1997             1,520             1,522,848
 North Central HEF for YMCA for Metro Dallas, 3.95% (a).......................   6/1/2021             4,400             4,413,272
 Texas Small Business Facility for Public Capital Access Program, 4.05% (a)...   7/1/2026             2,700             2,707,634

UTAH -- 1.86%
 Salt Lake City Parkview Plaza Project, 4.01% (a).............................  12/1/2014             5,975             5,991,712

VIRGINIA -- 4.05%
 Fairfax IDR for Kinder-Care Learning Centers Series E, 4% (a)................  10/1/1999             4,875             4,890,780
 Roanoke IDA for Carilion Health System, 3.75% (a)............................   7/1/2027             4,300             4,312,529
 Virginia HFR for AHC Service, 4.05% (a)......................................   9/1/2017             3,800             3,812,285

WASHINGTON -- 1.00%
 Port of Seattle DAI for Douglas Management Corporation, 4.05% (a)............  12/1/2005             3,200             3,209,644

WISCONSIN -- 2.87%
 Green Bay IDA for St. Mary Cement Company Ltd., 4.05% (a)....................  11/1/2000             4,000             4,011,233
 Mukwonago School District TRAN, 4.12%........................................  8/28/1998             5,150             5,213,683
                                                                                                                   --------------
Total Interstate Fund Investments (99.46%) (Cost $317,105,442)................                                        319,631,775
Other assets, less liabilities (.54%).........................................                                          1,731,457
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 321,363,232 shares of beneficial interest of $.001 par
 value outstanding............................................................                                      $ 321,363,232
                                                                                                                    =============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

SECURITY TYPE ABBREVIATIONS:

BAN  -- Bond Anticipation Notes
DAI -- Development Authority Industrial Development Refunding Bonds EDA -- Economic Development Authority Revenue Bonds
EDC  -- Economic Development Corporation
ERD  -- Energy Research and Development Authority
GOB  -- General Obligation Bonds
HCF  -- Health Care Facility
HCS  -- Health Care Systems, Inc
HEF  -- Health and Educational Facilities Revenue Bonds
HFA  -- Health Facilities Authority Revenue Bonds
HFR  -- Hospital Facilities Revenue Bonds
IDA  -- Industrial Development Authority Revenue Bonds
IDB  -- Industrial Development Board Revenue Bonds
IDR  -- Industrial Development Agency Revenue Bonds
IFA  -- Industrial Finance Agency Revenue Bonds
MHR  -- Multifamily Housing Revenue Bonds
PCR  -- Pollution Control Revenue Bonds
TRAN -- Tax & Revenue Anticipation Notes
RAN  -- Revenue Anticipation Notes
RAW  -- Revenue Anticipation Warrants
USD  -- Unified School District Bonds

                   RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND

                            STATEMENT OF OPERATIONS

                SIX MONTHS ENDED NOVEMBER 30, 1997--(UNAUDITED)

INTEREST INCOME (Note 1).......................................................................   $6,381,803
                                                                                                  ----------
EXPENSES (Note 2)
  Management fee...............................................................................      850,534
  Shareholder servicing, administration and general office expenses............................      347,490
  Distribution assistance (Note 3).............................................................      322,119
  Equipment expense............................................................................       47,698
  Professional fees............................................................................       42,991
  Occupancy costs..............................................................................        1,942
  Stationery, printing and supplies............................................................       34,131
  Trustee fees.................................................................................        3,067
  Other expenses...............................................................................       60,894
                                                                                                  ----------
    Total Expenses.............................................................................    1,710,866
                                                                                                  ----------
NET INVESTMENT INCOME..........................................................................   $4,670,937
                                                                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

              RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND ("TRUST")

                STATEMENT OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                             SIX MONTHS ENDED        YEAR ENDED
                                                                             NOVEMBER 30, 1997      MAY 31, 1997
                                                                             -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to shareholders as dividends (Note 1)......     $ ( 4,670,937)      $    ( 7,762,495)
                                                                                ------------         --------------
  FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1 per share):
    Net proceeds from sale of shares......................................       804,289,894          1,254,673,650
    Net asset value of shares issued on reinvestment of dividends.........         4,670,937              7,762,495
                                                                                ------------         --------------
      Subtotal............................................................       808,960,831          1,262,436,145
    Cost of shares redeemed...............................................      (793,749,465)        (1,248,351,729)
                                                                                ------------         --------------
    Increase in net assets derived from capital share transactions........        15,211,366             14,084,416
NET ASSETS:
  Beginning of period.....................................................       306,151,866            292,067,450
                                                                                ------------         --------------
  End of period...........................................................     $ 321,363,232       $    306,151,866
                                                                                ============         ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------
   The Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.
   A. The Trust's shares of beneficial interest authorized are unlimited and divided into seven series, Interstate, Connecticut, Massachusetts, California, Florida, New Jersey and Pennsylvania Funds. These financial statements and notes apply only to the Interstate Fund ("Fund").
   B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trust uses amortized cost to value the Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity, irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Trust may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.
   C. It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.
   D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.
   E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.
   F. The Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------
   Reserve Management Company, Inc. ("RMCI") manages the Interstate portfolio's investments, as well as the investments of the Connecticut, Florida, Massachusetts, California, New Jersey and Pennsylvania Funds of the Reserve Tax-Exempt Trust, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million, and .40% of any excess over $2 billion of the average daily closing net assets of each Fund. Also, under the current Service Agreement, RMCI was reimbursed $538,213 during the six months ended November 30, 1997 for expenditures made on

              RESERVE TAX-EXEMPT TRUST--INTERSTATE FUND ("TRUST") behalf of the Fund for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Fund's business. At November 30, 1997, the Fund had accrued expenses of $24,823 due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

   Pursuant to a Distribution Plan, the Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

4. INVESTMENT CONCENTRATION:
  -------------------------

   The Interstate Fund invests substantially all of its assets in a portfolio of tax-exempt debt obligations primarily consisting of issuers of various states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 74.03% of the Interstate Funds investments were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

5. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

6. COMPONENTS OF NET ASSETS:
  ---------------------------

   At 11/30/97, the Interstate Fund's net assets consisted of $321,363 par-value and $321,041,869 paid-in-capital.

                            ------------------------

                            FEDERAL TAX INFORMATION

   The dividends distributed by the Interstate Fund are exempt interest dividends for Federal tax purposes.

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                                      SIX MONTHS
                                        ENDED                                 FISCAL YEARS ENDED MAY 31,
                                     NOVEMBER 30,    ----------------------------------------------------------------------------
         INTERSTATE FUND                 1997            1997            1996            1995            1994            1993
----------------------------------   ------------    ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of
  period..........................     $ 1.0000        $   1.0000      $   1.0000      $   1.0000      $   1.0000      $   1.0000
                                        -------           -------         -------         -------         -------         -------
Income from investment
  operations......................        .0189             .0361           .0390           .0368           .0268           .0312
Expenses..........................        .0051             .0105           .0105           .0103           .0103           .0104
                                        -------           -------         -------         -------         -------         -------
Net investment income (1).........        .0138             .0256           .0285           .0265           .0165           .0208
Dividends from net investment
  income (1)......................       (.0138)           (.0256)         (.0285)         (.0265)         (.0165)         (.0208)
                                        -------           -------         -------         -------         -------         -------
Net asset value, end of period....     $ 1.0000        $   1.0000      $   1.0000      $   1.0000      $   1.0000      $   1.0000
                                        =======           =======         =======         =======         =======         =======
Total return......................         2.77%(2)          2.56%           2.85%           2.65%           1.65%           2.08%

     RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of
  period..........................      321,363           306,152         292,067         315,232         352,594         366,383
Ratio of expenses to average net
  assets..........................         1.01%(2)          1.04%           1.04%           1.00%           1.02%           1.03%
Ratio of net investment income to
  average net assets..............         2.75%(2)          2.52%           2.80%           2.59%           1.63%           2.06%

---------------
(1) Based on compounding of daily dividend. Not indicative of future results.
(2) Annualized.